Schedule of Investments (unaudited)
July 31, 2024
BlackRock Sustainable Emerging Markets Equity Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 5.5%
B3 SA - Brasil Bolsa Balcao	546,902	$ 1,049,103
Banco Bradesco SA, ADR	39,554	87,810
Hapvida Participacoes e Investimentos SA(a)(b)	2,385,345	1,716,424
Lojas Renner SA	336,063	787,850
Sendas Distribuidora S/A(a)	353,438	613,626
		4,254,813
China — 17.9%
China Mengniu Dairy Co. Ltd.	292,000	488,601
China Merchants Bank Co. Ltd., Class A	141,700	641,660
China Merchants Bank Co. Ltd., Class H	157,500	652,810
Contemporary Amperex Technology Co. Ltd., Class A	53,200	1,371,199
Flat Glass Group Co. Ltd., Class A	206,000	538,838
Flat Glass Group Co. Ltd., Class H	188,000	272,829
Hongfa Technology Co. Ltd., Class A	185,000	701,710
Industrial & Commercial Bank of China Ltd., Class H	2,767,000	1,532,868
KE Holdings, Inc., ADR	104,858	1,452,283
Luxshare Precision Industry Co. Ltd., Class A	143,632	763,149
NetEase, Inc.	48,400	892,669
NetEase, Inc., ADR	9,532	877,993
Tencent Holdings Ltd.	30,900	1,425,925
Tencent Holdings Ltd., ADR	40,226	1,852,407
Trip.com Group Ltd., ADR(a)	8,049	342,324
		13,807,265
Egypt — 0.7%
Commercial International Bank - Egypt	310,862	533,190
Hong Kong — 2.5%
AIA Group Ltd.	157,200	1,051,488
Prudential PLC	100,139	903,693
		1,955,181
Hungary — 1.8%
OTP Bank Nyrt	27,784	1,424,251
India — 12.2%
Aavas Financiers Ltd.(a)	51,475	1,033,273
Aditya Birla Capital Ltd.(a)	378,044	1,026,276
Axis Bank Ltd.	102,923	1,437,762
Cipla Ltd.	68,740	1,270,177
Hindustan Unilever Ltd.	26,818	867,628
Infosys Ltd.	72,420	1,605,899
Macrotech Developers Ltd.	62,260	974,964
Marico Ltd.	149,267	1,203,606
		9,419,585
Indonesia — 3.9%
Bank Central Asia Tbk PT	2,619,800	1,655,501
Bank Rakyat Indonesia Persero Tbk PT	4,735,200	1,362,507
		3,018,008
Kazakhstan — 2.0%
Kaspi.KZ JSC, ADR	11,704	1,523,042
Mexico — 4.8%
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	111,316	955,605
Security	Shares	Value
Mexico (continued)
Grupo Financiero Banorte SAB de CV, Class O	197,490	$ 1,479,877
Wal-Mart de Mexico SAB de CV	381,878	1,269,989
		3,705,471
Portugal — 0.7%
Jeronimo Martins SGPS SA	30,975	541,391
South Africa — 5.2%
Gold Fields Ltd.	43,251	752,984
Gold Fields Ltd., ADR	57,981	994,954
Naspers Ltd., Class N	11,650	2,253,054
		4,000,992
South Korea — 10.8%
Kia Corp.	13,802	1,132,546
Samsung Biologics Co. Ltd.(a)(b)	2,461	1,688,467
Samsung Electronics Co. Ltd.	24,372	1,502,832
Samsung Electronics Co. Ltd., GDR	933	1,435,004
SK Hynix, Inc.	17,833	2,557,671
		8,316,520
Taiwan — 20.0%
Accton Technology Corp.	57,000	893,491
Chroma ATE, Inc.	81,000	754,186
Delta Electronics, Inc.	86,000	1,104,569
eMemory Technology, Inc.	9,000	639,317
MediaTek, Inc.	43,000	1,637,660
Taiwan Semiconductor Manufacturing Co. Ltd.	307,000	8,955,586
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,692	612,133
Wistron Corp.	279,000	839,468
		15,436,410
Thailand — 2.7%
Advanced Info Service PCL, NVDR	156,400	1,027,929
CP ALL PCL, NVDR	640,800	1,048,450
		2,076,379
United Arab Emirates — 3.2%
Abu Dhabi Commercial Bank PJSC	294,985	714,720
Aldar Properties PJSC	871,553	1,753,570
		2,468,290
United States — 2.4%
Cognizant Technology Solutions Corp., Class A	11,175	845,724
EPAM Systems, Inc.(a)	4,677	1,006,163
		1,851,887
Total Common Stocks — 96.3% (Cost: $63,447,053)		74,332,675
Preferred Securities
Preferred Stocks — 1.3%
Brazil — 1.2%
Banco Bradesco SA	430,224	945,464
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Sustainable Emerging Markets Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea — 0.1%
Samsung Electronics Co. Ltd.	604	$ 28,754
Total Preferred Securities — 1.3% (Cost: $1,229,504)		974,218
Total Long-Term Investments — 97.6% (Cost: $64,676,557)		75,306,893
Short-Term Securities
Money Market Funds — 2.7%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.21%(c)(d)	2,094,265	2,094,265
Total Short-Term Securities — 2.7% (Cost: $2,094,265)		2,094,265
Total Investments — 100.3% (Cost: $66,770,822)		77,401,158
Liabilities in Excess of Other Assets — (0.3)%		(219,381)
Net Assets — 100.0%		$ 77,181,777

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ 94 (b)	$ —	$ (94)	$ —	$ —	—	$ 171 (c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	531,575	1,562,690 (b)	—	—	—	2,094,265	2,094,265	12,275	—
				$ (94)	$ —	$ 2,094,265		$ 12,446	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Sustainable Emerging Markets Equity Fund

Fair Value Hierarchy as of Period End (continued)
pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil	$ 4,254,813	$ —	$ —	$ 4,254,813
China	4,525,007	9,282,258	—	13,807,265
Egypt	533,190	—	—	533,190
Hong Kong	—	1,955,181	—	1,955,181
Hungary	—	1,424,251	—	1,424,251
India	—	9,419,585	—	9,419,585
Indonesia	1,655,501	1,362,507	—	3,018,008
Kazakhstan	1,523,042	—	—	1,523,042
Mexico	3,705,471	—	—	3,705,471
Portugal	541,391	—	—	541,391
South Africa	3,248,008	752,984	—	4,000,992
South Korea	—	8,316,520	—	8,316,520
Taiwan	612,133	14,824,277	—	15,436,410
Thailand	—	2,076,379	—	2,076,379
United Arab Emirates	1,753,570	714,720	—	2,468,290
United States	1,851,887	—	—	1,851,887
Preferred Securities
Preferred Stocks
South Korea	—	28,754	—	28,754
Brazil	945,464	—	—	945,464
Short-Term Securities
Money Market Funds	2,094,265	—	—	2,094,265
	$ 27,243,742	$ 50,157,416	$ —	$ 77,401,158

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
Schedule of Investments